Provisions - Summary of movement of the provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Provisions
Beginning balance	€ 5,084	€ 9,444
Of which current	2,984	1,524	€ 6,270
Of which non-current	13,071	3,560	3,174
Provisions	13,586	1,497
Releases	(1,025)	(1,310)
Utilizations	(1,236)	(4,225)
Transfer to held for sale	(102)
Exchange differences	(252)	(322)
Ending balance	16,055	5,084
Provisions for litigation
Provisions
Beginning balance	1,924	7,191
Of which current	574		5,181
Of which non-current	420	1,924	2,010
Provisions	726	509
Releases	(1,025)	(1,217)
Utilizations	(611)	(4,146)
Transfer to held for sale	(20)
Exchange differences		(413)
Ending balance	994	1,924
Provisions for contingencies and losses
Provisions
Beginning balance	2,555	1,930
Of which current	778	1,117	954
Of which non-current	973	1,438	976
Provisions		582
Utilizations	(552)	(48)
Exchange differences	(252)	91
Ending balance	1,751	2,555
Provision for restructuring
Provisions
Of which non-current	11,527
Provisions	11,527
Ending balance	11,527
Other provisions
Provisions
Beginning balance	605	323
Of which current	1,632	407	135
Of which non-current	151	198	€ 188
Provisions	1,333	406
Releases		(93)
Utilizations	(73)	(31)
Transfer to held for sale	(82)
Ending balance	€ 1,783	€ 605